Annual Total Returns - Fidelity® Leveraged Company Stock Fund [BarChart] - 07.31 Fidelity Leveraged Company Stock Fund K PRO-08 - Fidelity® Leveraged Company Stock Fund - Fidelity Leveraged Company Stock Fund-Class K
Sep. 29, 2022
Bar Chart Table:
Annual Return 2012	29.04%
Annual Return 2013	35.26%
Annual Return 2014	5.71%
Annual Return 2015	(5.92%)
Annual Return 2016	7.38%
Annual Return 2017	21.15%
Annual Return 2018	(16.33%)
Annual Return 2019	35.76%
Annual Return 2020	26.85%
Annual Return 2021	26.26%